UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FORM N-Q

JUNE 30, 2007

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited)	June 30, 2007

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.4%
Education — 18.0%
$3,880,000	Massachusetts Educational Financing Authority Education Loan Revenue, Series 1669,
	AMBAC-Insured, LIQ-Morgan Stanley, 3.810%, 7/5/07 (a)(b)	$3,880,000
	Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia:
5,000,000	3.600% due 8/1/07	5,000,000
5,000,000	3.600% due 8/2/07	5,000,000
	Massachusetts State College Building Authority:
5,075,000	MERLOT, PART, Series B-11, AMBAC-Insured, SPA-Wachovia Bank, 3.790%, 7/4/07 (a)	5,075,000
5,680,000	Project, Revenue, Series PT-2603, FGIC-Insured, SPA-Merrill Lynch Capital Services,
	3.760%, 7/5/07 (a)	5,680,000
	Massachusetts State DFA, Revenue:
545,000	Chestnut Hill School, LOC-Citizens Bank, 3.740%, 7/4/07 (a)	545,000
5,300,000	Phillips Academy, SPA-Bank of New York, 3.740%, 7/5/07 (a)	5,300,000
2,390,000	Wentworth Institute, AMBAC-Insured, SPA-State Street Bank & Trust Co., 3.770%, 7/5/07 (a)	2,390,000
	Massachusetts State HEFA:
800,000	Bentley College, Series K, LOC-Bank of America, 3.710%, 7/4/07 (a)	800,000
	Revenue:
4,385,000	Simmons College, MERLOT, PART, Series T, AMBAC-Insured, SPA-Wachovia Bank,
	3.790%, 7/4/07 (a)	4,385,000
3,500,000	TECP, Harvard University, Series EE, 3.760% due 8/6/07	3,500,000
400,000	Williams College, Series E, 3.760%, 7/4/07 (a)	400,000
1,000,000	Puttable Floating Option Tax-Exempt Receipts, Massachusetts Trade School Building Authority, Series PT-4087, FSA-Insured, LIQ-Merrill Lynch Capital Services, 3.760%, 7/5/07 (a)	1,000,000

	Total Education	42,955,000

Finance — 1.9%
	Massachusetts State DFA:
1,200,000	Buckingham Browne and Nichols School, LOC-JPMorgan Chase, 3.760%, 7/5/07 (a)	1,200,000
3,300,000	Revenue, YMCA Greater Boston, LOC-Citizens Bank, 3.740%, 7/5/07 (a)	3,300,000

	Total Finance	4,500,000

General Obligation — 14.1%
	Boston, MA, GO:
4,820,000	Refunding, Series A, 5.000% due 1/1/08	4,854,698
5,625,000	Series A, 4.000% due 3/1/08	5,641,323
2,275,000	Massachusetts Bay Transportation Authority, GO, General Transportation System, SPA-Landesbank Baden-Wurttemberg, 3.740%, 7/4/07 (a)	2,275,000
	Massachusetts State, GO:
3,570,000	Central Artery, Series B, SPA-State Street Bank & Trust Co., 3.920%, 7/2/07 (a)	3,570,000
	Consolidated Loan:
2,500,000	Series A, SPA-Dexia Credit Local, 3.900%, 7/2/07 (a)	2,500,000
800,000	Series B, SPA-Bank of America, 3.900%, 7/2/07 (a)	800,000
3,031,944	New Bedford, MA, BAN, GO, 4.250% due 2/15/08	3,042,017
2,300,000	Newton, MA, BAN, GO, 4.000% due 11/15/07	2,302,835
8,525,000	Waltham, MA, BAN, GO, 4.250% due 3/20/08	8,557,688

	Total General Obligation	33,543,561

Hospitals — 19.3%
	Massachusetts State DFA Revenue:
1,500,000	Masonic Nursing Home Inc., LOC-Citizens Bank, 3.730%, 7/4/07 (a)	1,500,000
11,680,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 3.830%, 7/5/07 (a)	11,680,000

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value

Hospitals — 19.3% (continued)
	Massachusetts State HEFA:
$2,332,500	Bay State Medical Center, Series 834, FGIC-Insured, PART, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	$2,332,500
	Partners Healthcare Systems:
950,000	Series D-6, 3.900%, 7/2/07 (a)	950,000
2,800,000	Series P-1, FSA-Insured, SPA-Bayerische Landesbank & JPMorgan Chase, 3.730%, 7/4/07 (a)	2,800,000
	Revenue:
4,785,000	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of America, 3.730%, 7/5/07 (a)	4,785,000
3,000,000	Harvard Vanguard Medical Associates, LOC-Bank of America, 3.750%, 7/5/07 (a)	3,000,000
3,055,000	Hillcrest Extended Care A, LOC-KBC Bank NV, 3.700%, 7/4/07 (a)	3,055,000
	Massachusetts State HEFA Revenue:
10,000,000	CIL Realty Massachusetts, LOC-HSBC Bank USA N.A., 3.720%, 7/4/07 (a)	10,000,000
3,380,000	Refunding, Fairview Extended, Series B, LOC-Bank of America, 3.700%, 7/5/07 (a)	3,380,000
2,500,000	Massachusetts State HEFA, Revenue, Great Brook Valley Health, Series A, LOC-TD Banknorth N.A., 3.740%, 7/4/07 (a)	2,500,000

	Total Hospitals	45,982,500

Housing: Multi-Family — 6.2%
1,000,000	Canton, MA, Housing Authority, MFH, Housing Mortgage Revenue, Refunding, Canton Arboretum Apartments, LIQ-FNMA, 3.780%, 7/4/07 (a)(b)	1,000,000
	Massachusetts State DFA:
2,600,000	MFH, Archstone Readstone, Series A, LOC-PNC Bank, 3.780%, 7/4/07 (a)(b)	2,600,000
9,100,000	Revenue, Multifamily Housing-Avalon Acton Apartments, FNMA-Insured, 3.780%, 7/5/07 (a)(b)	9,100,000
2,000,000	Massachusetts State HFA, MFH, Princeton Crossing, FNMA, 3.760%, 7/5/07 (a)(b)	2,000,000

	Total Housing: Multi-Family	14,700,000

Housing: Single Family — 0.7%
1,700,000	Massachusetts State HFA, Housing Revenue, FSA Insured, SPA-Dexia Credit Local, 3.780%, 7/4/07 (a)(b)	1,700,000

Industrial Development — 9.6%
	Massachusetts State DFA:
1,595,000	Ahead Headgear Inc., LOC-Royal Bank of Scotland, 3.750%, 7/4/07 (a)(b)	1,595,000
500,000	Cider Mills Farms Co. Inc., LOC-Bank of America, 3.780%, 7/4/07 (a)(b)	500,000
8,000,000	IDR, Multi-Mode-YMCA North Shore Project, LOC-Keybank N.A., 3.750%, 7/5/07 (a)	8,000,000
900,000	Refunding, Ocean Spray Cranberries Project, SPA-Wachovia Bank, 3.770%, 7/5/07 (a)	900,000
	Revenue:
2,000,000	Boston Childrens Museum, LOC-Citizens Bank N.A., 3.700%, 7/4/07 (a)	2,000,000
5,245,000	Floater Series 563, MBIA-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	5,245,000
3,425,000	North Shore Community Arts, LOC-Citizens Bank of MA, 3.700% due 1/1/08 (c)	3,425,000
1,200,000	Salem Family Limited Partnership, LOC-Bank of America, 3.750%, 7/4/07 (a)(b)	1,200,000

	Total Industrial Development	22,865,000

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value

Life Care Systems — 5.0%
	Massachusetts State DFA:
$3,650,000	Assisted Living, Whalers Cove Project, Series A, LOC-Wachovia Bank, 3.800%, 7/5/07 (a)(b)	$3,650,000
8,220,000	Revenue, Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.720%, 7/5/07 (a)	8,220,000

	Total Life Care Systems	11,870,000

Miscellaneous — 8.5%
	Massachusetts State DFA:
2,250,000	Horner Millwork Corp., LOC-Bank of America, 3.780%, 7/4/07 (a)(b)	2,250,000
	Revenue:
3,100,000	Community Resources For Justice, LOC-Citizens Bank of MA, 3.740%, 7/5/07 (a)	3,100,000
10,000,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 3.770%, 7/5/07 (a)	10,000,000
4,945,000	Puttable Floating Option Tax-Exempt Receipts, PT-3938, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.560% due 7/1/07 (a)(b)(c)	4,945,000

	Total Miscellaneous	20,295,000

Pre-Refunded — 0.4%
1,000,000	Massachusetts State HEFA Revenue, Highway Revenue, Series SGA 113, SPA-Wachovia Bank, Call 7/1/10 @ 101, 3.790%, 7/4/07 (a)(d)	1,000,000

Transportation — 6.8%
	Massachusetts Port Authority:
5,000,000	TECP, Series 2003, LOC-Westdeutsche Landesbank, 3.700% due 8/2/07	5,000,000
3,975,000	Revenue, Floats PT-2785, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.760%, 7/5/07 (a)	3,975,000
	Massachusetts State Turnpike Authority:
2,335,000	PART, Series 335, AMBAC-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	2,335,000
4,910,000	PART, Series 334, MBIA-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	4,910,000

	Total Transportation	16,220,000

Utilities — 5.9%
1,000,000	Boston, MA, Water and Sewer Community Revenue, 3.730% due 9/4/07	1,000,000
	Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue, Series A, MBIA-Insured:
1,000,000	Project 6, 5.000% due 7/1/07	1,000,000
5,000,000	Nuclear Project 4, 5.000% due 7/1/07	5,000,000
6,970,000	Massachusetts State DFA, ISO New England Inc., LOC-Key Bank, 3.750%, 7/5/07 (a)	6,970,000

	Total Utilities	13,970,000

Water & Sewer — 4.0%
	Massachusetts State Water Resources Authority:
1,400,000	Multi-Modal, Refunding, Subordinated Series D, LOC-Landesbank Baden-Wurttemberg,
	3.800%, 7/2/07 (a)	1,400,000

See Notes to Schedule of Investments.

Western Asset Massachusetts Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value

Water & Sewer — 4.0% (continued)
	Multi-Modal, General Subordinated:
$5,325,000	Series B, FGIC-Insured, SPA-Bayerische Landesbank, 3.750%, 7/4/07 (a)	$5,325,000
2,800,000	Series D, FGIC-Insured, LIQ-Dexia Credit Local, 3.730%, 7/4/07 (a)	2,800,000

	Total Water & Sewer	9,525,000

	TOTAL INVESTMENTS — 100.4% (Cost — $239,126,061#)	239,126,061
	Liabilities in Excess of Other Assets — (0.4)%	(1,062,730)

	TOTAL NET ASSETS — 100.0%	$238,063,331

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 5 and 6 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC - Ambac Assurance Corporation

BAN - Bond Anticipation Notes

CIL - Corporation for Independent Living

DFA - Development Finance Agency

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GO - General Obligation

HEFA - Health & Educational Facilities Authority

HFA - Housing Finance Authority

IDR - Industrial Development Revenue

ISO - Independent System Operator

LIQ - Liquidity Facility

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation

MERLOT - Municipal Exempt Receipts Liquidity Optional Tender

MFH - Multi-Family Housing

PART - Partnership Structure

SPA - Standby Bond Purchase Agreement

TECP - Tax Exempt Commercial Paper

Ratings Table (June 30, 2007) (unaudited)

As a Percent of Total Investments

S&P / Moodys / Fitch**
VMIG1	38.2%
A-1	31.3
NR	8.2
F-1	6.5
AAA/Aaa	5.6
AA/Aa	4.4
SP-1	3.6
MIG1	2.2
100.0%

** S&P primary rating; Moodys secondary, then Fitch.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.
AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Massachusetts Municipal Money Market Fund (the “Fund”), is a separate non-diversified series of the Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust
By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: August 28, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer

Date: August 28, 2007